Provisions - Summary of Economic Assumptions (Detail) - Long-term employee benefits [member]	Dec. 31, 2022	Dec. 31, 2021
Summary of economic assumptions [line items]
Discount rate	9.75%	7.00%
Expected rate of salary increase	14.30%	7.70%